Balance sheet details	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Balance sheet details
5.	Balance sheet details
Inventories
Inventories consisted of the following (in thousands):

	December 31,
	2021	2020
Raw materials	$2,103	$2,516
Work-in-process	11	5

Total inventories	$2,114	$2,521

Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2021	2020
Prepaid expenses:
Prepaid software	$531	$469
Prepaid rent	151	187
Prepaid commissions	84	102
Prepaid services	125	179
Other	156	133
Other current assets:
Security deposits	52	173
Unbilled receivables	17	10

Total prepaid expenses and other current assets	$1,116	$1,253

Other noncurrent assets
Other noncurrent assets consisted of the following (in thousands):

	December 31,
	2021	2020
Investment in securities	$1,169	$5
Long-term deposits	184	182

Total other noncurrent assets	$1,353	$187

Accrued
expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2021	2020
Accrued expenses:
Accrued professional services	$1,953	$1,534
Accrued compensation and related benefits	1,108	1,211
Other accruals	318	147
Other current liabilities:
Other payroll expenses	175	291
Customer deposits	21	—
Current portion of long-term debt, net	39	—

Total accrued expenses and other current liabilities	$3,614	$3,183

DWave System [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Balance sheet details
5.	Balance sheet details
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Accrued expenses:
Accrued professional services	$6,026	$1,953
Accrued compensation and related benefits	1,859	1,108
Other accruals	205	318
Other current liabilities:
Other payroll expenses	149	175
Customer deposit	21	21
Current portion of equipment financing	35	39

Total accrued expenses and other current liabilities	$8,295	$3,614